Other Post-Employment Benefits and Other Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
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Other Post-Employment Benefits and Other Employee Benefit Plans

Note 16 Other Post-Employment Benefits and Other Employee Benefit Plans

Other Postretirement Benefit Plans – Legacy Diversey

In addition to providing pension benefits, we provide for a portion of healthcare, dental, vision and life insurance benefits for certain retired legacy Diversey employees, primarily in North America. Covered employees retiring on or after attaining age 55 and who have rendered at least ten years of service are entitled to post-retirement healthcare, dental and life insurance benefits. These benefits are subject to deductibles, co-payment provisions and other limitations.

Contributions made by us, net of Medicare Part D subsidies received in the U.S., are reported below as benefits paid. We may change the benefits at any time. We have elected to amortize the transition obligation over a 20-year period. The status of these plans, including a reconciliation of benefit obligations, a reconciliation of plan assets and the funded status of the plans, follows:

	Year Ended December 31,
	2013	2012
Change in benefit obligations:
Benefit obligation at beginning of period	$79.9	$71.1
Service cost	0.9	1.0
Interest cost	3.0	3.3
Plan participants’ contributions	—	—
Actuarial loss (gain)	(6.0)	9.2
Benefits paid	(5.2)	(4.4)
Loss due to exchange rate movements	(0.1)	0.1
Plan amendments	0.6	(0.4)

Benefit obligation at end of period	$73.1	$79.9

Change in plan assets:
Fair value of plan assets at beginning of period	$—	$—
Employer contribution	5.2	4.4
Plan participants’ contribution	—	—
Benefits paid	(5.2)	(4.4)

Fair value of plan assets at end of period	$—	$—

Net amount recognized:

Underfunded status	$(73.1)	$(79.9)

Net amount recognized in consolidated balance sheets consists of:
Current liability	$(5.7)	$(5.2)
Noncurrent liability	(67.4)	(74.7)

Net amount recognized	$(73.1)	$(79.9)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$6.9	$13.2
Prior service credit	(12.1)	(13.4)

Total	$(5.2)	$(0.2)

The accumulated post-retirement benefit obligations were determined using a weighted-average discount rate of 4.5% at December 31, 2013 and 3.8% at December 31, 2012. The components of net periodic benefit cost for the three years ended December 31 were as follows:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$0.9	$1.0	$0.3
Interest cost	3.0	3.3	0.8
Amortization of net loss	0.4	—	—
Amortization of prior service credit	(0.7)	(0.9)	(0.1)

Net periodic benefit cost	$3.6	$3.4	$1.0

The amounts in accumulated other comprehensive loss at December 31, 2013 that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows:

Actuarial loss	$—
Prior service (credit)	(0.8)
Transition (asset) obligation	—

Other Postretirement Benefit Plans — Legacy Sealed Air

We generally do not offer our employees postretirement benefits other than programs that are required by the foreign countries in which we operate. In the U.S., we offer a postretirement healthcare program that is fully funded by the participating retired employees, except as noted below. These programs are not material to our consolidated financial condition and results of operations.

Healthcare Cost Trend Rates

For the year ended December 31, 2013, healthcare cost trend rates were assumed to be 4.0% for Belgian plans, 7.0% for U.S. plans in 2014 and decreasing to 5.0% by 2021, and 7.0% for Canadian plans in 2014 decreasing to 5.0% by 2018. The assumed healthcare cost trend rate has an effect on the amounts reported for the healthcare plans. A one percentage point change on assumed healthcare cost trend rates would have the following effect for the year ended December 31, 2013:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on post-retirement benefit obligation	2.3	(2.7)

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the plan.

Expected post-retirement benefits (net of Medicare Part D subsidies) for each of the next five years and succeeding five years are as follows:

Year	Amount
2014	$5.9
2015	5.6
2016	5.4
2017	5.3
2018	5.4
Thereafter	26.5

Total	$54.1